Tax Effects Allocated to each Component of Other Comprehensive Income (Loss) and Adjustments, Excluding Amounts Attributable to Noncontrolling Interests (Detail) (JPY ¥)
In Millions, unless otherwise specified
	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Net unrealized gains on securities:
Amount arising during the year	¥ 158,510	¥ 94,577	¥ 8,520
Net change for the year	158,510	94,577	8,520
Net unrealized gains on derivative financial instruments:
Amount arising during the year	(167)	8	(58)
Net change for the year	(167)	8	(58)
Pension adjustments:
Amount arising during the year	2,380	(11,677)	(8,941)
Net change for the year	2,380	(11,677)	(8,941)
Foreign currency translation adjustments	45,845	55,468	(6,429)
Other comprehensive income (loss)		132,052	(5,827)
Parent
Net unrealized gains on securities:
Amount arising during the year	250,322	151,607	10,419
Reclassification adjustments for gains and losses realized in net income	(2,861)	(3,800)	1,365
Net change for the year	247,461	147,807	11,784
Net unrealized gains on derivative financial instruments:
Amount arising during the year	(692)	(170)	(22)
Reclassification adjustments for gains and losses realized in net income	370	182	(30)
Net change for the year	(322)	12	(52)
Pension adjustments:
Amount arising during the year	5,341	(13,508)	(10,246)
Reclassification adjustments for gains and losses realized in net income	(1,746)	(1,940)	(2,983)
Net change for the year	3,595	(15,448)	(13,229)
Foreign currency translation adjustments	40,214	48,648	(5,538)
Other comprehensive income (loss)	290,948	181,019	(7,035)
Net unrealized gains on securities:
Amount arising during the year	(89,956)	(55,708)	(2,722)
Reclassification adjustments for gains and losses realized in net income	1,030	2,414	(560)
Net change for the year	(88,926)	(53,294)	(3,282)
Net unrealized gains on derivative financial instruments:
Amount arising during the year	204	24	1
Reclassification adjustments for gains and losses realized in net income	(74)	(34)	10
Net change for the year	130	(10)	11
Pension adjustments:
Amount arising during the year	(1,939)	3,689	3,327
Reclassification adjustments for gains and losses realized in net income	667	648	1,152
Net change for the year	(1,272)	4,337	4,479
Foreign currency translation adjustments
Other comprehensive income (loss)	(90,068)	(48,967)	1,208
Net unrealized gains on securities:
Amount arising during the year	160,366	95,899	7,697
Reclassification adjustments for gains and losses realized in net income	(1,831)	(1,386)	805
Net change for the year	158,535	94,513	8,502
Net unrealized gains on derivative financial instruments:
Amount arising during the year	(488)	(146)	(21)
Reclassification adjustments for gains and losses realized in net income	296	148	(20)
Net change for the year	(192)	2	(41)
Pension adjustments:
Amount arising during the year	3,402	(9,819)	(6,919)
Reclassification adjustments for gains and losses realized in net income	(1,079)	(1,292)	(1,831)
Net change for the year	2,323	(11,111)	(8,750)
Foreign currency translation adjustments	40,214	48,648	(5,538)
Other comprehensive income (loss)	¥ 200,880	¥ 132,052	¥ (5,827)